Share-based compensation plan - Fair value of stock options granted (Details)		6 Months Ended	12 Months Ended
	Aug. 06, 2025	Jun. 30, 2026 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Share-based compensation plan
Reverse stock split conversion ratio	0.10	0.1	0.10	0.10
Equity classified stock options
Share-based compensation plan
Fair value of common shares (in dollars per share)		$ 1.53	$ 0.2	$ 9.3
Weighted average expected term		7 years	6 years 3 months 18 days	4 years 1 month 6 days
Weighted average expected volatility		110.00%	139.00%	93.00%
Weighted average risk-free interest rate		3.26%	3.10%	1.65%
Expected dividend
Reverse stock split conversion ratio	0.1		0.10	0.10
Liability classified stock options
Share-based compensation plan
Fair value of common shares (in dollars per share)		$ 1.65	$ 1.28	$ 9.3
Weighted average expected term		5 years 8 months 12 days	5 years 7 months 6 days	5 years
Weighted average expected volatility		110.00%	138.00%	122.00%
Weighted average risk-free interest rate		3.13%	2.93%	2.96%
Expected dividend
Reverse stock split conversion ratio	0.1		0.10	0.10
Liability classified stock options | 2025 Grant Date
Share-based compensation plan
Fair value of common shares (in dollars per share)			$ 0.1
Weighted average expected term			6 years 2 months 12 days
Weighted average expected volatility			139.00%
Weighted average risk-free interest rate			3.10%
Expected dividend
Liability classified stock options | 2024 Grant Date
Share-based compensation plan
Fair value of common shares (in dollars per share)				$ 9.3
Weighted average expected term				6 years 8 months 12 days
Weighted average expected volatility				123.00%
Weighted average risk-free interest rate				3.08%
Expected dividend